N-Q16.SUB
                                    FORM  N-Q

           QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number                   811-01932

Exact name of registrant as specified in charter     Valley Forge Fund, Inc.

Address of principal executive offices               1375 Anthony Wayne Dr
                                                     Wayne PA  19087

Name and address of agent for service                Bernard B. Klawans
                                                     1375 Anthony Wayne Dr
                                                     Wayne PA  19087

Registrants telephone number, including area code    610-688-6839

Date of fiscal year end:                             12/31/06

Date of reporting period:                            09/30/06





































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Item 1. Schedule of Investments. Sep. 30, 2006 - Valley Forge Fund - (Unaudited)

COMMON STOCKS:                       55.8%      Shares       Cost        Value

 Basic Materials                     0.7%
  Coeur D'Alene Mines Corporation *             13,000      222,005       61,230
                                                          _________    _________
                                                         $  222,005   $   61,230
 Communications                      4.6%
  ADC Telecommunications *                      12,000      190,021      180,120
  AT&T Corp.                                     7,794      236.687      253,779
                                                          _________    _________
                                                         $  426,708   $  433,899
 Consumer Orientated                29.0%
  Federal Argic Mtg Corp. Class C Non Voting    17,900      410,558      473,813
  Johnson & Johnson                              5,000      394,960      362,700
  The Home Depot Incorporated, Inc.             10,000      289,505      324,700
  Kimberly-Clark Corp.                           5,000      295,455      326,800
  Pep Boys - Manny, Moe & Jack                  20,000      542,916      257,000
  Superval                                      15,000      162,719      444,750
  Time Warner Inc.                              30,000      609,680      546,900
                                                          _________   __________
                                                         $2,705,793   $2,736,663
 Industrials                        10.0%
  Hercules Incorporated *                        5,100       55,476       80,427
  General Electric Company                      15,000      606,320      529,500
  Granger (W. W.) Inc.                           5,000      213,605      335,100
                                                         __________   __________
                                                         $  935,401   $  945,027
 Manufacturing                       1.6%
  Abitibi Consolidated (Canadian)               60,000      461,838      148,200
                                                         __________    _________
                                                         $  461,838   $  148,200
 Technology                          9.9%
  Cisco Systems *                               25,000      485,550      574,500
  EMC Corporation *                             30,000      634,970      359,400
                                                         __________   __________
                                                         $1,120,520   $  933,900
                                                         __________    _________
    Total Common Stocks                                  $5,872,265   $5,258,919
                                                         __________   __________

SHORT TERM INVESTMENT:              44.0%
  Citizens Bank Money Market 4.2%             4,132,538   4,132,538    4,132,538
  Cash                                           19,113      19,113       19,113
                                                         __________   __________
    Total Short-term Investment                          $4,151,651   $4,151,651
                                                         __________   __________

TOTAL INVESTMENTS                                       $10,023,916   $9,410,570
                                                                      __________

OTHER ASSETS LESS LIABILITITS - NET  0.2%                                 14,665
                                                                      __________
NET ASSETS                                                            $9,425,235
                                                                      ==========
                 * Non-income producing during the year





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Security Valuation: Securities are valued at the last reported sales price or, in the case of securities where there is no reported sale, the closing bid price. Securities for which market quotations are not readily available are valued at their fair values as determined in good faith by or under the super-vision of the Company's Board of Directors in accordance with methods that have been authorized by the Board. Short-term investments (maturities of 60 days or less) are valued at amortized cost that approximates market value.


Item 2. Controls and Procedures.

Bernard B. Klawans is the President of the Fund. He handles all financial matters of the Fund and has provided excellent internal control procedures to produce accuracy and safety in all financial matters involving Fund operations. He is also President and Owner of the Investment Adviser, the Valley Forge Man-agement Corporation that has provided the function of Transfer Agent "pro bono" to the Fund. He has added additional control by requiring at least two signa-tures on all checks issued by the Fund. Persons authorized include himself, Sandra Texter (the Fund Secretary) and Ellen Klawans that holds no position in the Fund or Adviser on all checks issued by the Fund. Auditors have reviewed the Internal Control exercised by the Fund every year since it was installed as a filing requirement by the Securities & Exchange Commission and found it to be satisfactory for a small (less that 15 million dollars in total assets) fund.


Item 3. Exhibits.
                               CERTIFICATIONS

                    I, Bernard B. Klawans certify that:

1. I have prepared this report on Form N-Q of the Valley Forge Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. I, Mr. Klawans, am the certifying officer of the Fund. The Board, in view of the small size of the Fund, determined that clean operation by me for 33 years, the continuing history of certified audits and the auditors satisfaction as sta-ted in their statements of internal control exercised by the Fund, made it un-necessary to have more certifying officers. I, therefore, am responsible for es tablishing and maintaining disclosure controls & procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

   a) Designed such disclosure controls and procedures, or cause such disclosure controls and procedures to be designed under my supervision, to ensure that material information relating to the registrant, including any consolidated subsidiaries, is made known to him by others within those entities, particu-larly during the period in which this report is being prepared;

   b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under my super-vision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;


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   c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report my conclusions about the effective-ness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

   d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. I have disclosed to the registrant's auditors;

   a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant?s ability to record, process, summarize, and report financial information; and

   b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

   Date:                                                  10/06/06

                                                    /s/ Bernard B. Klawans
                                                        Bernard B. Klawans
                                                        Fund Certifying Officer


                                SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                         Valley Forge Fund, Inc.

Date                                                      10/06/06

By (Signature and Title)                              /s/ Sandra K. Texter
                                                          Sandra K. Texter
                                                          Secretary

By (Signature and Title)                              /s/ Bernard B. Klawans
                                                          Bernard B. Klawans
                                                          President













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